Stock-Based Compensation Awards - Schedule Of Share Based Payment Award Stock Options Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (years)	6 years 3 months 18 days	5 years 10 months 24 days
Expected volatility	74.80%	77.10%
Risk-free interest rate	0.78%	0.10%
Expected dividend rate	0.00%	0.00%